Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Jun. 06, 2017	Dec. 31, 2015	May 29, 2015
Debt Instrument [Line Items]
Long-term debt	$ 579,742	$ 553,775		$ 540,209
Less Current portion	(6,674)	(6,537)		(6,919)
Long-term debt	573,068	547,238		533,290
Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Long-term debt	141,328	133,286		118,764	$ 115,000
Unamortized discount and deferred loan costs	3,200	3,500		3,900
First Lien Credit Facilities [Member]
Debt Instrument [Line Items]
Unamortized discount and deferred loan costs			$ 9,200
First Lien Credit Facilities [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt	435,150	0
Unamortized discount and deferred loan costs	13,700
Equipment Long-Term Note Payable and Capital Leases [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Long-term debt	3,264	4,792		5,826
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Unamortized discount and deferred loan costs			$ 13,900
Senior Secured Credit Facilities [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt	0	395,581		396,717
Unamortized discount and deferred loan costs		15,100		18,200
Seller Notes [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 20,116		18,902
Accounting Standards Update 2015-03 [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Deferred finance costs, net				$ 7,800
LIBOR Variable Rate [Member] | First Lien Credit Facilities [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	5.50%
LIBOR Variable Rate [Member] | Senior Secured Credit Facilities [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		8.25%
Base Rate [Member] | First Lien Credit Facilities [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	5.50%
Effective interest rate at end of period (as a percent)	6.74%
Base Rate [Member] | Senior Secured Credit Facilities [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		8.25%
Effective interest rate at end of period (as a percent)		9.25%